JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.9%
General Dynamics Corp.	8,653	1,961,376
Huntington Ingalls Industries, Inc.	4,024	872,564
L3Harris Technologies, Inc.	8,625	2,069,741
Northrop Grumman Corp.	4,914	2,353,315
Raytheon Technologies Corp.	27,967	2,606,804
Textron, Inc.	14,950	981,318
		10,845,118
Automobiles & Parts — 2.2%
BorgWarner, Inc.	35,663	1,371,599
Ford Motor Co.	194,443	2,856,368
General Motors Co. *	58,093	2,106,452
Gentex Corp.	43,021	1,214,053
Genuine Parts Co.	11,853	1,811,968
Lear Corp.	9,188	1,388,674
LKQ Corp.	28,774	1,577,966
		12,327,080
Banks — 4.6%
Bank OZK	11,163	447,636
BOK Financial Corp.	8,272	728,184
Citigroup, Inc.	76,831	3,987,529
Citizens Financial Group, Inc.	38,404	1,458,200
Comerica, Inc.	17,557	1,365,408
Fifth Third Bancorp	47,178	1,609,713
First Hawaiian, Inc.	29,440	750,426
First Horizon Corp.	62,450	1,396,382
FNB Corp.	105,931	1,266,935
KeyCorp	81,033	1,482,904
New York Community Bancorp, Inc. (a)	131,221	1,393,567
PacWest Bancorp	29,736	833,500
Popular, Inc. (Puerto Rico)	15,958	1,239,458
Prosperity Bancshares, Inc.	6,094	451,504
Regions Financial Corp.	79,675	1,687,516
Synovus Financial Corp.	27,468	1,109,158
Truist Financial Corp.	48,423	2,443,909
Umpqua Holdings Corp.	39,664	698,483
US Bancorp	11,416	538,835
Zions Bancorp NA	17,521	955,771
		25,845,018
Beverages — 0.4%
Keurig Dr Pepper, Inc.	23,177	897,877
Molson Coors Beverage Co., Class B	25,659	1,533,125
		2,431,002
Chemicals — 0.9%
Chemours Co. (The)	27,387	974,703
Dow, Inc.	26,403	1,404,904
Eastman Chemical Co.	1,543	148,020

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Huntsman Corp.	31,328	907,259
LyondellBasell Industries NV, Class A	17,635	1,571,631
		5,006,517
Construction & Materials — 0.8%
Acuity Brands, Inc.	4,319	787,786
Louisiana-Pacific Corp.	15,826	1,007,008
MDU Resources Group, Inc.	21,554	615,798
Mohawk Industries, Inc. *	7,797	1,001,759
Owens Corning	14,891	1,380,991
		4,793,342
Consumer Services — 0.9%
AMERCO	854	458,666
eBay, Inc.	40,362	1,962,804
Grand Canyon Education, Inc. *	3,012	289,363
H&R Block, Inc.	25,354	1,013,146
Service Corp. International	20,132	1,499,029
		5,223,008
Electricity — 2.2%
Avangrid, Inc.	13,461	655,954
Consolidated Edison, Inc.	18,085	1,795,298
Evergy, Inc.	14,726	1,005,197
FirstEnergy Corp.	27,682	1,137,730
Hawaiian Electric Industries, Inc.	21,289	900,525
NRG Energy, Inc.	31,264	1,180,216
OGE Energy Corp.	18,917	777,110
Pinnacle West Capital Corp.	17,904	1,315,407
PPL Corp.	58,612	1,704,437
Southern Co. (The)	26,549	2,041,353
		12,513,227
Electronic & Electrical Equipment — 1.7%
Crane Holdings Co.	13,137	1,299,643
Emerson Electric Co.	24,671	2,222,117
Hubbell, Inc.	6,486	1,420,564
Johnson Controls International plc	34,308	1,849,544
MKS Instruments, Inc.	6,228	736,150
nVent Electric plc	35,924	1,268,476
Pentair plc	20,456	1,000,094
		9,796,588
Finance & Credit Services — 0.6%
Ally Financial, Inc.	34,485	1,140,419
MGIC Investment Corp.	60,420	854,339
OneMain Holdings, Inc.	30,656	1,140,403
		3,135,161
Food Producers — 3.0%
Archer-Daniels-Midland Co.	28,381	2,349,095

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Bunge Ltd.	3,621	334,327
Campbell Soup Co.	28,584	1,410,621
Conagra Brands, Inc.	46,924	1,605,270
Flowers Foods, Inc.	42,547	1,208,760
General Mills, Inc.	29,721	2,222,834
Ingredion, Inc.	7,433	676,254
J M Smucker Co. (The)	11,365	1,503,817
Kellogg Co.	14,458	1,068,735
Kraft Heinz Co. (The)	48,686	1,793,105
Post Holdings, Inc. *	9,958	865,749
Tyson Foods, Inc., Class A	20,974	1,845,922
		16,884,489
Gas, Water & Multi-utilities — 1.0%
Duke Energy Corp.	31,220	3,432,015
National Fuel Gas Co.	10,732	776,353
UGI Corp.	31,616	1,364,546
		5,572,914
General Industrials — 2.6%
3M Co.	18,188	2,605,249
Amcor plc	81,241	1,052,071
Berry Global Group, Inc. *	12,795	737,632
Dover Corp.	10,677	1,427,301
DuPont de Nemours, Inc.	10,320	631,894
Eaton Corp. plc	16,912	2,509,572
Packaging Corp. of America	9,645	1,356,183
Parker-Hannifin Corp.	7,198	2,080,870
Silgan Holdings, Inc.	21,569	959,820
Westrock Co.	31,131	1,318,709
		14,679,301
Health Care Providers — 4.8%
Centene Corp. *	22,388	2,081,412
Cigna Corp.	12,867	3,543,057
Elevance Health, Inc.	8,727	4,163,652
Encompass Health Corp.	8,836	447,278
Enhabit, Inc. *	4,512	79,005
Humana, Inc.	5,095	2,455,790
Premier, Inc., Class A	25,343	974,692
UnitedHealth Group, Inc.	22,679	12,299,729
Universal Health Services, Inc., Class B	8,549	961,506
		27,006,121
Household Goods & Home Construction — 1.8%
DR Horton, Inc.	20,192	1,575,582
Leggett & Platt, Inc.	31,757	1,258,847
Lennar Corp., Class A	21,851	1,857,335
Newell Brands, Inc.	67,426	1,362,679
PulteGroup, Inc.	32,474	1,416,516

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — continued
Toll Brothers, Inc.	26,101	1,283,647
Whirlpool Corp.	8,150	1,408,891
		10,163,497
Industrial Engineering — 1.7%
AGCO Corp.	9,634	1,049,335
Brunswick Corp.	9,624	771,075
Caterpillar, Inc.	17,418	3,453,118
Cummins, Inc.	7,850	1,737,284
Snap-on, Inc.	6,657	1,491,501
Stanley Black & Decker, Inc.	9,724	946,437
		9,448,750
Industrial Materials — 0.3%
International Paper Co.	34,355	1,469,363
Industrial Metals & Mining — 0.9%
Nucor Corp.	16,496	2,240,157
Reliance Steel & Aluminum Co.	7,530	1,432,582
Timken Co. (The)	10,451	683,286
United States Steel Corp.	31,127	736,154
		5,092,179
Industrial Support Services — 1.4%
ADT, Inc.	80,859	590,271
Capital One Financial Corp.	20,642	2,267,111
ManpowerGroup, Inc.	14,645	1,148,314
MSC Industrial Direct Co., Inc., Class A	12,650	1,045,649
Robert Half International, Inc.	4,874	385,728
Synchrony Financial	48,776	1,633,021
Western Union Co. (The)	41,508	706,466
		7,776,560
Industrial Transportation — 2.6%
Allison Transmission Holdings, Inc.	18,404	770,575
FedEx Corp.	8,706	2,029,282
Knight-Swift Transportation Holdings, Inc.	28,080	1,542,996
Norfolk Southern Corp.	9,364	2,351,956
Oshkosh Corp.	11,161	960,962
PACCAR, Inc.	17,914	1,639,489
Ryder System, Inc.	15,482	1,212,550
Schneider National, Inc., Class B	23,543	596,344
Union Pacific Corp.	14,952	3,398,590
		14,502,744
Investment Banking & Brokerage Services — 1.4%
Bank of New York Mellon Corp. (The)	44,548	1,936,056
Franklin Resources, Inc.	52,305	1,435,772
Invesco Ltd.	73,467	1,303,304

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — continued
Jefferies Financial Group, Inc.	44,031	1,434,090
State Street Corp.	21,966	1,560,465
		7,669,687
Leisure Goods — 1.7%
Activision Blizzard, Inc.	34,000	2,718,300
Garmin Ltd.	12,685	1,238,310
Harley-Davidson, Inc.	37,225	1,407,477
Hasbro, Inc.	16,191	1,274,556
Polaris, Inc.	11,649	1,366,195
Thor Industries, Inc.	16,653	1,404,347
		9,409,185
Life Insurance — 1.5%
Lincoln National Corp.	26,055	1,337,664
MetLife, Inc.	36,157	2,286,930
Principal Financial Group, Inc.	23,281	1,558,430
Prudential Financial, Inc.	21,503	2,150,085
Unum Group	36,555	1,176,706
		8,509,815
Media — 1.7%
Fox Corp., Class A	37,353	1,236,758
Interpublic Group of Cos., Inc. (The)	48,549	1,450,159
Liberty Media Corp.-Liberty SiriusXM, Class C *	11,459	456,297
News Corp., Class A	65,747	1,126,904
Nexstar Media Group, Inc., Class A	7,600	1,431,612
Nielsen Holdings plc	54,569	1,306,927
Omnicom Group, Inc.	21,794	1,522,093
Paramount Global, Class B	54,596	1,291,195
		9,821,945
Medical Equipment & Services — 2.2%
Baxter International, Inc.	9,805	575,161
Becton Dickinson and Co.	9,604	2,346,353
Laboratory Corp. of America Holdings	4,353	1,141,313
Medtronic plc	42,948	3,973,549
PerkinElmer, Inc.	6,942	1,063,306
Quest Diagnostics, Inc.	11,512	1,572,194
QuidelOrtho Corp. *	6,841	698,056
Zimmer Biomet Holdings, Inc.	8,517	940,192
		12,310,124
Mortgage Real Estate Investment Trusts — 0.9%
AGNC Investment Corp.	87,533	1,103,791
Annaly Capital Management, Inc.	209,892	1,444,057
New Residential Investment Corp.	112,275	1,224,920
Starwood Property Trust, Inc.	44,896	1,060,444
		4,833,212

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — 1.6%
American International Group, Inc.	36,667	1,898,251
Assured Guaranty Ltd.	20,573	1,201,257
Axis Capital Holdings Ltd.	9,458	477,534
Everest Re Group Ltd.	3,123	816,196
Fidelity National Financial, Inc.	20,710	827,572
First American Financial Corp.	22,521	1,306,218
Hartford Financial Services Group, Inc. (The)	11,626	749,528
Old Republic International Corp.	56,140	1,306,378
Reinsurance Group of America, Inc.	6,481	750,370
		9,333,304
Non-Renewable Energy — 4.8%
Antero Midstream Corp.	110,952	1,116,177
Chevron Corp.	29,733	4,869,671
ConocoPhillips	4,887	476,140
Diamondback Energy, Inc.	9,894	1,266,630
DT Midstream, Inc.	8,217	452,182
Exxon Mobil Corp.	109,400	10,604,142
Kinder Morgan, Inc.	112,567	2,025,080
Marathon Oil Corp.	17,759	440,423
ONEOK, Inc.	19,783	1,181,837
Phillips 66	23,588	2,099,332
Valero Energy Corp.	8,066	893,471
Williams Cos., Inc. (The)	47,334	1,613,616
		27,038,701
Personal Care, Drug & Grocery Stores — 1.5%
Albertsons Cos., Inc., Class A	29,178	783,429
CVS Health Corp.	47,491	4,543,939
Kroger Co. (The)	33,625	1,561,545
Walgreens Boots Alliance, Inc.	46,319	1,835,159
		8,724,072
Personal Goods — 1.3%
Capri Holdings Ltd. *	15,628	760,771
Carter's, Inc.	13,111	1,068,284
Columbia Sportswear Co.	6,394	473,220
Hanesbrands, Inc.	110,156	1,231,544
PVH Corp.	18,499	1,145,458
Ralph Lauren Corp.	12,270	1,210,190
Tapestry, Inc.	40,636	1,366,589
		7,256,056
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.5%
Amgen, Inc.	14,809	3,664,783
Biogen, Inc. *	4,058	872,713
Bristol-Myers Squibb Co.	44,566	3,288,080
Gilead Sciences, Inc.	41,865	2,501,434
Johnson & Johnson	57,371	10,012,387
Merck & Co., Inc.	73,303	6,548,890

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Perrigo Co. plc	6,987	292,546
Pfizer, Inc.	166,487	8,409,258
United Therapeutics Corp. *	5,023	1,160,665
		36,750,756
Real Estate Investment & Services — 0.2%
Jones Lang LaSalle, Inc. *	4,829	920,745
Real Estate Investment Trusts — 3.3%
Brixmor Property Group, Inc.	34,310	795,306
Cousins Properties, Inc.	10,716	330,589
EPR Properties	13,228	711,799
Equity Residential	15,611	1,223,746
Gaming and Leisure Properties, Inc.	15,533	807,561
Highwoods Properties, Inc.	19,796	704,144
Iron Mountain, Inc.	18,495	896,822
Kilroy Realty Corp.	11,454	620,578
Kimco Realty Corp.	69,968	1,546,992
Medical Properties Trust, Inc.	58,184	1,003,092
National Retail Properties, Inc.	17,289	823,129
Omega Healthcare Investors, Inc.	25,420	788,020
Regency Centers Corp.	12,939	833,660
Simon Property Group, Inc.	13,510	1,467,726
SL Green Realty Corp.	18,541	920,561
Ventas, Inc.	17,808	957,714
VICI Properties, Inc.	35,800	1,224,002
Vornado Realty Trust	14,671	445,852
Welltower, Inc.	17,511	1,511,900
Weyerhaeuser Co.	8,770	318,526
WP Carey, Inc.	10,910	974,263
		18,905,982
Retailers — 3.7%
Advance Auto Parts, Inc.	6,810	1,318,552
AutoNation, Inc. *	10,195	1,210,554
Best Buy Co., Inc.	17,142	1,319,763
Dick's Sporting Goods, Inc. (a)	15,628	1,462,624
Gap, Inc. (The)	86,410	831,264
Kohl's Corp.	27,394	798,261
Lithia Motors, Inc.	4,549	1,206,759
Macy's, Inc.	55,224	974,704
Penske Automotive Group, Inc.	10,232	1,171,462
Target Corp.	15,806	2,582,384
Victoria's Secret & Co. *	27,877	1,030,334
Walmart, Inc.	42,751	5,645,270
Williams-Sonoma, Inc.	10,151	1,466,007
		21,017,938
Software & Computer Services — 12.4%
Akamai Technologies, Inc. *	11,222	1,079,781

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Alphabet, Inc., Class A *	84,043	9,775,882
Amdocs Ltd.	16,710	1,454,773
Black Knight, Inc. *	10,425	684,714
CACI International, Inc., Class A *	4,365	1,319,496
Change Healthcare, Inc. *	39,309	954,029
Citrix Systems, Inc.	10,251	1,039,554
Cognizant Technology Solutions Corp., Class A	30,067	2,043,353
Dell Technologies, Inc., Class C	15,578	701,945
Dolby Laboratories, Inc., Class A	16,486	1,276,016
Dun & Bradstreet Holdings, Inc. *	42,888	675,915
DXC Technology Co. *	38,766	1,225,006
F5, Inc. *	5,480	917,133
Hewlett Packard Enterprise Co.	112,583	1,603,182
International Business Machines Corp.	32,027	4,188,811
Intuit, Inc.	8,072	3,682,204
Leidos Holdings, Inc.	14,468	1,548,076
Meta Platforms, Inc., Class A *	49,693	7,906,156
Microsoft Corp.	39,054	10,964,020
NCR Corp. *	24,221	785,972
NortonLifeLock, Inc.	47,342	1,161,299
Oracle Corp.	55,978	4,357,328
PTC, Inc. *	8,069	995,553
Roper Technologies, Inc.	4,184	1,827,027
Salesforce, Inc. *	23,281	4,284,170
Science Applications International Corp.	13,677	1,324,891
SS&C Technologies Holdings, Inc.	24,135	1,428,068
Teradata Corp. *	22,953	878,870
		70,083,224
Technology Hardware & Equipment — 14.6%
Amphenol Corp., Class A	22,491	1,734,731
Analog Devices, Inc.	21,098	3,628,012
Apple, Inc.	74,884	12,169,399
Applied Materials, Inc.	34,788	3,686,832
Arrow Electronics, Inc. *	10,071	1,290,800
Avnet, Inc.	26,252	1,256,683
Azenta, Inc.	9,860	673,044
Broadcom, Inc.	12,286	6,578,907
CDW Corp.	9,060	1,644,662
Cirrus Logic, Inc. *	9,622	822,296
Concentrix Corp.	3,965	530,358
Corning, Inc.	53,480	1,965,925
Entegris, Inc.	13,034	1,432,437
HP, Inc.	60,222	2,010,813
Intel Corp.	139,438	5,062,994
IPG Photonics Corp. *	5,668	604,095
Jabil, Inc.	22,175	1,315,864
KLA Corp.	7,394	2,835,895

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Lam Research Corp.	5,997	3,001,558
Marvell Technology, Inc.	34,742	1,934,435
Microchip Technology, Inc.	28,622	1,970,911
Micron Technology, Inc.	48,057	2,972,806
National Instruments Corp.	18,016	684,608
NetApp, Inc.	21,037	1,500,569
ON Semiconductor Corp. *	30,332	2,025,571
Qorvo, Inc. *	10,197	1,061,202
QUALCOMM, Inc.	37,996	5,511,700
Skyworks Solutions, Inc.	15,274	1,663,033
TD SYNNEX Corp.	12,076	1,212,672
Teradyne, Inc.	13,669	1,379,065
Texas Instruments, Inc.	31,456	5,627,164
Universal Display Corp.	5,195	599,815
Vertiv Holdings Co.	40,241	459,552
Western Digital Corp. *	28,753	1,411,772
		82,260,180
Telecommunications Equipment — 1.0%
Cisco Systems, Inc.	104,444	4,738,624
Juniper Networks, Inc.	37,523	1,051,770
		5,790,394
Telecommunications Service Providers — 1.5%
AT&T, Inc.	205,381	3,857,055
Comcast Corp., Class A	74,749	2,804,583
DISH Network Corp., Class A *	38,232	664,090
Lumen Technologies, Inc.	103,841	1,130,829
Verizon Communications, Inc.	5,313	245,407
		8,701,964
Tobacco — 0.7%
Altria Group, Inc.	61,965	2,717,785
Philip Morris International, Inc.	12,817	1,245,171
		3,962,956
Travel & Leisure — 1.0%
Boyd Gaming Corp.	14,308	794,237
Copa Holdings SA, Class A (Panama) *	15,521	1,043,322
Darden Restaurants, Inc.	12,168	1,514,794
Travel + Leisure Co.	25,704	1,108,099
Wendy's Co. (The)	58,049	1,220,771
Wyndham Hotels & Resorts, Inc.	2,704	187,685
		5,868,908
Total Common Stocks (Cost $594,449,447)		563,681,127
Short-Term Investments — 0.5%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $503,133)	503,133	503,133

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.06% (b) (c)	297,072	296,923
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	2,261,322	2,261,322
Total Investment of Cash Collateral from Securities Loaned (Cost $2,558,185)		2,558,245
Total Short-Term Investments (Cost $3,061,318)		3,061,378
Total Investments — 100.3% (Cost $597,510,765)		566,742,505
Liabilities in Excess of Other Assets — (0.3)%		(1,863,648)
NET ASSETS — 100.0%		564,878,857

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $2,504,735.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	45	09/16/2022	USD	930,319	49,678

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$566,742,505	$—	$—	$566,742,505
Appreciation in Other Financial Instruments
Futures Contracts (a)	$49,678	$—	$—	$49,678

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$7,298,070	$41,000,000	$48,000,000	$(1,206)	$59	$296,923	297,072	$11,479	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	682,276	20,520,293	20,699,436	—	—	503,133	503,133	4,391	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,292,238	57,128,047	56,158,963	—	—	2,261,322	2,261,322	4,414	—
Total	$9,272,584	$118,648,340	$124,858,399	$(1,206)	$59	$3,061,378		$20,284	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.